Employee benefits (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Employee Benefits [Abstract]
Expected Contributions to plan on gratuity fund, net defined benefit liability asset	₨ 118,926
Contributions to plan, net defined benefit liability (asset)	135,589	₨ 114,374	₨ 117,941
Contributions to plan by employer, net defined benefit liability (asset)	₨ 14,339	₨ 12,426